Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 5:- SUBSEQUENT EVENTS

In April 2024, the Company announced a significant development in its clinical trial program. Leveraging the insights gleaned from pre-clinical experiments conducted at Rambam Health Care Campus, the Company has commenced a proof of concept clinical study in the USA.

NOTE 10:-	SUBSEQUENT EVENTS

In January 2024, the Company and certain investors signed an investment agreement according to which the investors transferred $80 and the Company issued 58,500 shares.

In January 2024, the Company signed an agreement to raise $100 and to issue 100,000 shares of common stock and 100,000 warrants to purchase common stock at an exercise price of $1 per share to certain investor of the Company. The warrants are exercisable until December 31, 2024.